UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period:  January  31, 2013

Item 1. Schedule of Investments.

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 97.9%
	ARGENTINA – 3.7%
740,663	Arcos Dorados Holdings, Inc. - Class A	$10,176,710

	BERMUDA – 3.5%
271,032	Lazard Ltd. - Class A	9,391,259

	BRAZIL – 3.4%
410,400	BRF - Brasil Foods S.A. - ADR	9,110,880

	CANADA – 8.1%
113,977	Canadian National Railway Co.	10,903,040
261,726	Potash Corp. of Saskatchewan, Inc.	11,123,355
		22,026,395
	CHINA – 5.7%
4,551,845	Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	4,390,205
170,605	Tencent Holdings Ltd.	5,970,317
3,765,885	Want Want China Holdings Ltd.	5,001,498
		15,362,020
	DENMARK – 9.5%
68,373	Novo Nordisk A/S - ADR	12,604,563
406,980	Novozymes A/S	13,361,820
		25,966,383
	FRANCE – 7.9%
99,308	L'Oreal S.A.	14,751,249
35,724	LVMH Moet Hennessy Louis Vuitton S.A.	6,734,932
		21,486,181
	IRELAND – 3.1%
133,580	Covidien PLC	8,327,377

	JAPAN – 6.5%
53,233	FANUC Corp.	8,295,372
196,894	Sysmex Corp.	9,398,461
		17,693,833
	MEXICO – 3.1%
2,576,110	Wal-Mart de Mexico S.A.B. de C.V.	8,351,600

	NETHERLANDS – 6.9%
97,897	ASML Holding N.V.	7,351,086
90,073	Core Laboratories N.V.	11,496,917
		18,848,003

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PORTUGAL – 2.2%
287,225	Jeronimo Martins SGPS S.A.	$6,105,237

	SOUTH AFRICA – 1.8%
254,010	Shoprite Holdings Ltd.	4,784,873

	SPAIN – 1.9%
37,380	Inditex S.A.	5,237,768

	SWEDEN – 2.2%
248,940	Svenska Cellulosa A.B. - B Shares	6,037,614

	SWITZERLAND – 14.3%
130,595	ACE Ltd.	11,143,672
43,010	Kuehne + Nagel International A.G.	5,051,938
155,617	Nestle S.A.	10,926,191
4,976	SGS S.A.	11,853,607
		38,975,408
	TAIWAN – 5.4%
826,145	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	14,655,812

	UNITED KINGDOM – 4.4%
292,594	ARM Holdings PLC - ADR	12,013,910

	UNITED STATES – 4.3%
338,347	Coca-Cola Enterprises, Inc.	11,798,160

	TOTAL COMMON STOCKS (Cost $232,081,256)	266,349,423

	SHORT-TERM INVESTMENTS – 2.0%
5,448,669	Fidelity Institutional Money Market, 0.12%1	5,448,669

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,448,669)	5,448,669

	TOTAL INVESTMENTS – 99.9% (Cost $237,529,925)	271,798,092
	Other Assets in Excess of Liabilities – 0.1%	349,400

	TOTAL NET ASSETS – 100.0%	$272,147,492

ADR – American Depository Receipt
PLC – Public Limited Company

1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM Focused International Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2013 (Unaudited)

Note 1 – Organization
WCM Focused International Growth Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital appreciation.  The Fund offers two classes of shares, Investor Class and Institutional Class.  The Institutional Class shares commenced operations on May 31, 2011.  The Investor Class shares commenced operations on August 31, 2011.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except the certain expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s net asset value per share (“NAV”) is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

WCM Focused International Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2013 (Unaudited)

Note 3 – Federal Income Taxes
At January 31, 2013, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of Investments	$237,579,685

Gross Unrealized Appreciation	$39,977,560
Gross Unrealized Depreciation	(5,755,239)
Net Unrealized Appreciation/(Depreciation) on Investments	$34,222,321

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

WCM Focused International Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2013 (Unaudited)

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$266,349,423	$-	$-	$266,349,423
Short-Term Investments	5,448,669	-	-	5,448,669
Total Investments	$271,798,092	$-	$-	$271,798,092

*	The Fund did not hold any Level 2 or Level 3 securities at period end.
1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	3/27/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	3/27/13

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	3/27/13